RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]
10.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive members of the Company’s Board of Directors, corporate officers and related companies.

Remuneration attributed to key management personnel can be summarized as follows:

	For the years ended
	December 31, 2017	December 31, 2016
Short-term compensation (1)	$4,101,441	$3,189,845
Share-based payments (stock options) (2)	8,830,606	7,686,442
	$12,932,047	$10,876,287

(1)

Short-term compensation to key management personnel for the year ended December 31, 2017 amounted to $4,101,441 (2016 - $3,189,845) of which $3,164,827 (2016 - $2,474,975) was expensed and included in salaries, benefits and directors’ fees on the statement of loss and comprehensive loss. The remaining $936,614 (2016 - $714,870) was capitalized to exploration and evaluation assets.

(2)

Share-based payments to key management personnel for the year ended December 31, 2017 amounted to $8,830,606 (2016 - $7,686,442) of which $7,696,538 (2016 - $6,921,942) was expensed and $1,134,068 (2016 - $764,500) was capitalized to exploration and evaluation assets.

As at December 31, 2017, there was $542,361 (December 31, 2016 - $15,000) included in accounts payable and accrued liabilities owing to its directors and officers for compensation.

On October 15, 2015, two corporate officers of the Company were appointed to the Board of Directors of NxGold. During the period ended December 31, 2017, one of the Company’s directors was appointed as a corporate officer of NxGold and two of the Company’s directors were appointed as directors of NxGold.

On February 26, 2016, the Company issued 49,861 common shares to NxGold on the exercise of its option to acquire the remaining 25% interest in the Madison and 2Z properties held by NxGold.